Short Term Bank Loans	6 Months Ended
Dec. 31, 2025
Short Term Bank Loans [Abstract]
SHORT TERM BANK LOANS

10. SHORT TERM BANK LOANS

Bank loans represent the amounts due to various banks. As of December 31, 2025 and June 30, 2025, bank loans consisted of the following:

	Annual		As of
	Interest Rate	Maturities	December 31, 2025	June 30, 2025
Short-term loans:
Industrial Bank, Xiamen (1)	3.85%	September 18, 2025	-	418,784
ICBC, Xiamen (3)	3.35%	August 5, 2025	-	418,784
Bank of China, Xiamen (6)	2.90%	August 28, 2025	-	418,784
Industrial Bank, Xiamen (2)	3.50%	January 22, 2026	428,994	418,784
Rural Commercial Bank, Xiamen (4)	5.65%	March 7, 2026	427,565	417,388
Huaxia Bank, Xiamen (5)	3.10%	March 25, 2026	714,991	697,972
Xiamen International Bank (7)	4.00%	June 5, 2026	560,610	552,795
ICBC, Xiamen (8)	3.00%	July 31, 2026	428,994	-
Bank of China, Xiamen (9)	2.90%	February 27, 2026	428,994	-
Industrial Bank, Xiamen (10)	3.30%	September 16, 2026	428,994	-
Total			$3,419,142	$3,343,291

The average annual interest rate of the short-term bank loans was 3.48% and 4.15% for the six months ended December 31, 2025 and 2024, respectively. The Company was in compliance with their financial covenants as of December 31, 2025. For the six months ended December 31, 2025, interest expense related to bank loans amounted to $58,515.

1)	Loans from Industrial Bank, Xiamen was unsecured. The effective date was September 19, 2024.

2)	Loans from Industrial Bank, Xiamen was unsecured. The effective date was January 23, 2025.

3)	Loans from ICBC, Xiamen was unsecured. The effective date was August 5, 2024.

4)	Loans from Rural Commercial Bank, Xiamen, was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The effective date was March 7, 2025.

5)	Loans from Huaxia Bank, Xiamen was unsecured. The effective date was March 26, 2025.

6)	Loans from Bank of China, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The effective date was February 28, 2025.

7)	Loans from Xiamen International Bank was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The effective date was June 12, 2025.

8)	Loan from ICBC, Xiamen was secured by the property of Mr. Guohua Huang, the chief executive officer of the Company. The effective date was July 31, 2025.

9)	Loan from Bank of China, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company. The effective date was August 27, 2025.

10)	Loan from Industrial Bank, Xiamen was personally guaranteed by Mr. Guohua Huang, the chief executive officer of the Company, and Xiamen Yipin Yishang Information Technology Co., Ltd. The effective date was September 17, 2025.